Exhibit 99.1

Benchmark 2019-B10 Mortgage Trust
Commercial Mortgage Pass Through Certificates, Series 2019-B10

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Drexel Hamilton, LLC

Academy Securities, Inc.

14 March 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013

Re: Benchmark 2019-B10 Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-B10 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 March 2019

Attachment A Page 1 of 16

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of:

a.	A pool of 46 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial and multifamily properties and
b.	A subordinate interest in the Mortgage Loan identified as “3 Columbus Circle” (the “3 Columbus Circle Mortgage Loan”) on the Mortgage Loan Seller Data File (as defined in Item 1. below) provided by the applicable Mortgage Loan Seller(s) (as defined in Item 1. below).

Procedures performed and our associated findings

1.	German American Capital Corporation (“GACC”), JPMorgan Chase Bank, National Association (“JP Morgan”) and Citi Real Estate Funding Inc. (“Citi,” together with GACC and JP Morgan, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in April 2019 (or, in the case of any mortgage loan that has its first due date after April 2019, if any, the date that would have been its due date in April 2019 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loan identified on the Combined Data File as “ARC Apartments” (the “ARC Apartments Mortgage Loan”) consists of a portion of a pari-passu mortgage loan that will be transferred to the Depositor by Citi and GACC. For the ARC Apartments Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for Citi, and to perform no procedures relating to the ARC Apartments Mortgage Loan for GACC.

Attachment A Page 2 of 16

2. (continued)

The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the 3 Columbus Circle Mortgage Loan consists of a portion of a mortgage whole loan which will be transferred to the Depositor by JP Morgan and GACC. For the 3 Columbus Circle Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for JP Morgan, and to perform no procedures relating to the 3 Columbus Circle Mortgage Loan for GACC.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, GACC, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that GACC, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 16

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning as of the Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity or ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 19 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), we recalculated the “Original Interest Only Period (Months)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD” of each Interest Only Loan, as shown on the Final Data File, for the “Original Interest Only Period (Months)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate and
c.	Monthly Debt Service Payment (After IO)

of each Mortgage Loan, except for:

i.	The Interest Only Loans, which are described in the succeeding paragraph of this Item 10.,
ii.	The Saint Louis Galleria Mortgage Loan (as defined in Note 18 of Exhibit 2 to Attachment A), which is described in the third paragraph of this Item 10. and
iii.	The Dollar General Portfolio Mortgage Loan (as defined in Note 20 of Exhibit 2 to Attachment A), which is described in the last paragraph of this Item 10.,

Attachment A Page 4 of 16

10. (continued)

all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans, Saint Louis Galleria Mortgage Loan and Dollar General Portfolio Mortgage Loan) has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for the Interest Only Loans, Saint Louis Galleria Mortgage Loan and Dollar General Portfolio Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic.

For the Saint Louis Galleria Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the Saint Louis Galleria Mortgage Amortization Schedule (as defined in Note 18 of Exhibit 2 to Attachment A), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “360” for the “Original Amortization Term” characteristic.

For the Dollar General Portfolio Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the Dollar General Portfolio Mortgage Amortization Schedule (as defined in Note 20 of Exhibit 2 to Attachment A), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “360” for the “Original Amortization Term” characteristic.

11.	Using the:
a.	Seasoning as of the Cut-off Date (Months),
b.	Original Term to Maturity or ARD,
c.	Original Interest Only Period (Months) and
d.	Original Amortization Term

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD,
ii.	Remaining Interest Only Period and
iii.	Remaining Amortization Term (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 11.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term” characteristic.

Attachment A Page 5 of 16

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Basis,
c.	Original Interest Only Period (Months),
d.	First Payment Date,
e.	Maturity or ARD Date,
f.	Interest Rate,
g.	Monthly Debt Service Payment (Initial) and
h.	Monthly Debt Service Payment (After IO)

of each Mortgage Loan (except for the Saint Louis Galleria Mortgage Loan and Dollar General Portfolio Mortgage Loan, which are described in the succeeding paragraphs of this Item 12.), all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, we recalculated the principal balance of each Mortgage Loan (except for the Saint Louis Galleria Mortgage Loan and Dollar General Portfolio Mortgage Loan) and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	The related due date of each Mortgage Loan in March 2019 or, in the case of any Mortgage Loan that has its first due date after March 2019, the date that would have been the related due date in March 2019 under the terms of that Mortgage Loan if a monthly payment were scheduled to be due in that month (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity or ARD Date” of each Mortgage Loan (the “Maturity or ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity or ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity or ARD Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service ($),” as shown on the Final Data File, on the “Maturity or ARD Date.”

For the Saint Louis Galleria Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Cut-off Date Balance ($),” “Report Period Beginning Schedule Loan Balance Amount” and “Maturity or ARD Balance ($)” characteristics using the Saint Louis Galleria Mortgage Amortization Schedule and the:

a.	Original Balance ($),
b.	First Payment Date and
c.	Maturity or ARD Date

Attachment A Page 6 of 16

12. (continued)

of the Saint Louis Galleria Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Saint Louis Galleria Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the Dollar General Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Cut-off Date Balance ($),” “Report Period Beginning Schedule Loan Balance Amount” and “Maturity or ARD Balance ($)” characteristics using the Dollar General Portfolio Mortgage Amortization Schedule and the:

a.	Original Balance ($),
b.	First Payment Date and
c.	Maturity or ARD Date

of the Dollar General Portfolio Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Dollar General Portfolio Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan that has its “First Payment Date” in May 2019 (the “May 2019 First Payment Date Mortgage Loans”), if any, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance ($)” of each May 2019 First Payment Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

13.	Using the:
a.	Interest Accrual Basis,
b.	Original Interest Only Period (Months),
c.	First Payment Date,
d.	Interest Rate,
e.	Monthly Debt Service Payment (Initial) and
f.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the May 2019 First Payment Date Mortgage Loans, if any, which are described in the succeeding paragraph of this Item 13.), all as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the April 2019 “Monthly Debt Service Payment (Initial)” for each Mortgage Loan (except for the May 2019 First Payment Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each May 2019 First Payment Date Mortgage Loan, if any, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Attachment A Page 7 of 16

13. (continued)

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	For each Mortgage Loan on the Final Data File with the “Existing Additional Sub Debt (Yes/No)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”) (except for the Saint Louis Galleria Mortgage Loan and Dollar General Portfolio Mortgage Loan, which are described in the succeeding paragraphs of this Item 14.), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the principal balance of the additional subordinate debt related to such Mortgage Loan as of the Cut-off Date (the “Existing Additional Sub Debt Amount”) using information in the applicable Secondary Financing Documents (as defined in Note 38 of Exhibit 2 to Attachment A) and/or information in the applicable Data Sources (as defined in Note 18 of Exhibit 2 to Attachment A), assuming all scheduled payments of principal and/or interest on the additional subordinate debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:
a.	Ignore differences of +/- $1 or less and
b.	Not include any related Companion Loan(s) (as defined in Note 18 of Exhibit 2 to Attachment A).

For the Saint Louis Galleria Mortgage Loan, which has the “Existing Additional Sub Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Sub Debt Description” characteristic as “Mezzanine Debt” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information relating to the related mezzanine loan (the “Saint Louis Galleria Mezzanine Loan”) that is located in the:

a.	Applicable Data Sources and
b.	Saint Louis Galleria Mezzanine Amortization Schedule (as defined in Note 38 of Exhibit 2 to Attachment A)

to recalculate the principal balance of the Saint Louis Galleria Mezzanine Loan as of the Cut-off Date. We compared this recalculated information to the corresponding “Existing Additional Sub Debt Amount” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 8 of 16

14. (continued)

For the Dollar General Portfolio Mortgage Loan, which has the “Existing Additional Sub Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Sub Debt Description” characteristic as “Mezzanine Debt” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information relating to the related mezzanine loan (the “Dollar General Portfolio Mezzanine Loan”) that is located in the:

a.	Applicable Source Documents and
b.	Dollar General Portfolio Mezzanine Amortization Schedule (as defined in Note 38 of Exhibit 2 to Attachment A)

to recalculate the principal balance of the Dollar General Mezzanine Loan as of the Cut-off Date. We compared this recalculated information to the corresponding “Existing Additional Sub Debt Amount” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the Mortgage Loans which have the “Existing Additional Sub Debt (Yes/No)” characteristic as “No” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Existing Additional Sub Debt Amount” characteristic.

15.	For each Pari Passu Mortgage Loan (as defined in Note 18 of Exhibit 2 to Attachment A), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Data Source(s) and the applicable information that is described in Note 18 of Exhibit 2 to Attachment A to recalculate the aggregate principal balance of the related Companion Loan(s) as of the Cut-off Date (the “Non-Trust Pari Passu Cut-off Date Balance”) and as of the maturity date or anticipated repayment date, as applicable, of the Pari Passu Mortgage Loan (the “Non-Trust Pari Passu Balloon Balance”), assuming all scheduled payments of principal and/or interest on the related Companion Loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 16

15. (continued)

For the purpose of this procedure:

a.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:
i.	Ignore differences of +/- $1 or less and
ii.	Recalculate the “Non-Trust Pari Passu Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticpated repayment date, as applicable, of the Pari Passu Mortgage Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticpated repayment date, as applicable,
b.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the ARC Apartments Subordinate Loans (as defined in Note 18 of Exhibit 2 to Attachment A) with respect to the ARC Apartments Mortgage Loan,
c.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the 3 Columbus Circle B-Notes (as defined in Note 18 of Exhibit 2 to Attachment A) with respect to the 3 Columbus Circle Mortgage Loan and
d.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include the 101 California B-Notes (as defined in Note 18 of Exhibit 2 to Attachment A) with respect to the 101 California Mortgage Loan (as defined in Note 18 of Exhibit 2 to Attachment A).

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Cut-off Date Balance” and “Non-Trust Pari Passu Balloon Balance” characteristics.

Attachment A Page 10 of 16

16.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 16.,

we recalculated the:

i.	Reserve Adjusted Loan Amount,
ii.	Underwritten NOI DSCR,
iii.	Underwritten NCF DSCR,
iv.	UW NOI DSCR (Current),
v.	UW NCF DSCR (Current),
vi.	Cut-off Date LTV Ratio,
vii.	"As is" Cut-off Date LTV,
viii.	LTV Ratio at Maturity or ARD,
ix.	Underwritten NOI Debt Yield,
x.	Underwritten NCF Debt Yield,
xi.	NOI Debt Yield at Maturity,
xii.	NCF Debt Yield at Maturity,
xiii.	% of Initial Pool Balance,
xiv.	Annual Debt Service ($),
xv.	Loan per Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads) ($),
xvi.	Unadjusted LTV at Cut-off,
xvii.	Unadjusted U/W NOI Debt Yield,
xviii.	Unadjusted U/W NCF Debt Yield and
xix.	Unadjusted Maturity Date LTV Ratio

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

(a)	Round the “Underwritten NOI DSCR,” “Underwritten NCF DSCR,” “UW NOI DSCR (Current)” and “UW NCF DSCR (Current)” to two decimal places,
(b)	Round the “Cut-off Date LTV Ratio,” “"As is" Cut-off Date LTV,” “LTV Ratio at Maturity or ARD,” “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “NOI Debt Yield at Maturity,” “NCF Debt Yield at Maturity,” “Unadjusted LTV at Cut-off,” “Unadjusted U/W NOI Debt Yield,” “Unadjusted U/W NCF Debt Yield” and “Unadjusted Maturity Date LTV Ratio” to the nearest 1/10th of one percent and
(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the “Cut-off Date LTV Ratio,” “LTV Ratio at Maturity or ARD,” “Unadjusted LTV at Cut-off” and “Unadjusted Maturity Date LTV Ratio” characteristics.

Attachment A Page 11 of 16

16. (continued)

For the Underlying Properties associated with each Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	UW NOI DSCR (Current),
d.	UW NCF DSCR (Current),
e.	Cut-off Date LTV Ratio,
f.	"As is" Cut-off Date LTV,
g.	LTV Ratio at Maturity or ARD,
h.	Underwritten NOI Debt Yield,
i.	Underwritten NCF Debt Yield,
j.	NOI Debt Yield at Maturity,
k.	NCF Debt Yield at Maturity,
l.	Unadjusted LTV at Cut-off,
m.	Unadjusted U/W NOI Debt Yield,
n.	Unadjusted U/W NCF Debt Yield and
o.	Unadjusted Maturity Date LTV Ratio

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through o. above for each Underlying Property associated with such Multiple Property Loan.

For each Mortgage Loan on the Final Data File with the “Earnout/Holdback” characteristic as “No,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the:

a.	Reserve Adjusted Loan Amount,
b.	Unadjusted LTV at Cut-off,
c.	Unadjusted U/W NOI Debt Yield,
d.	Unadjusted U/W NCF Debt Yield and
e.	Unadjusted Maturity Date LTV Ratio

characteristics.

For the Mortgage Loan identified on the Final Data File as “Huntsville Self Storage Portfolio” (the “Huntsville Self Storage Portfolio Mortgage Loan”), which has the “Earnout/Holdback” characteristic as “Yes” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Reserve Adjusted Loan Amount” as the difference between:

a.       The “Cut-off Date Balance ($),” as shown on the Final Data File, and

b.       $400,000.

Attachment A Page 12 of 16

16. (continued)

For the purpose of recalculating the “Cut-off Date LTV Ratio,” “Underwritten NOI Debt Yield” and “Underwritten NCF Debt Yield” characteristics for the Huntsville Self Storage Portfolio Mortgage Loan, which has the “Earnout/Holdback” characteristic as “Yes” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Reserve Adjusted Loan Amount,” as shown on the Final Data File, in place of the “Cut-off Date Balance ($)”.

For the Huntsville Self Storage Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “NAP” for the “Unadjusted Maturity Date LTV Ratio” characteristic.

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.       Monthly Debt Service Payment (After IO) and

b.       Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics.

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.       Monthly Debt Service Payment (Initial) and

b.       Non-Trust Pari Passu Monthly Debt Service Payment (Initial),

both as shown on the Final Data File, to recalculate the “UW NOI DSCR (Current)” and “UW NCF DSCR (Current)” characteristics.

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.	Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Cut-off Date Balance,

both as shown on the Final Data File, to recalculate the:

i.       Cut-off Date LTV Ratio,

ii.       "As is" Cut-off Date LTV,

iii.       Underwritten NOI Debt Yield,

iv.       Underwritten NCF Debt Yield and

v.	Loan per Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads) ($)
characteristics.

Attachment A Page 13 of 16

16. (continued)

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity or ARD Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.	Maturity or ARD Balance ($) and
b.	Non-Trust Pari Passu Balloon Balance,

both as shown on the Final Data File, to recalculate the:

i.       LTV Ratio at Maturity or ARD,

ii.       NOI Debt Yield at Maturity and

iii.       NCF Debt Yield at Maturity

characteristics.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

17.	For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service ($)” as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

Attachment A Page 14 of 16

18.	Using:
a.	Information on the Final Data File for each Mortgage Loan with Additional Debt,
b.	Information in the Data Sources, Secondary Financing Documents, Saint Louis Galleria Mortgage Amortization Schedule, Dollar General Portfolio Mortgage Amortization Schedule, Saint Louis Galleria Mezzanine Amortization Schedule and Dollar General Portfolio Mezzanine Amortization Schedule, as applicable, and
c.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.       Total Debt UW NOI DSCR (After IO Period),

ii.	Total Debt UW NCF DSCR (After IO Period),
iii.	Total Debt LTV at Cut-off,
iv.	Total Debt LTV at Maturity,
v.	Total Debt U/W NOI Debt Yield,
vi.	Total Debt U/W NCF Debt Yield,
vii.	Total Debt NOI Debt Yield at Maturity,
viii.	Total Debt NCF Debt Yield at Maturity,
ix.	Total Debt Cut-off Balance per Unit and
x.	Total Debt Balance per Unit at Maturity

of each Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

(a)	Round the “Total Debt UW NOI DSCR (After IO Period)” and “Total Debt UW NCF DSCR (After IO Period)” to two decimal places,
(b)	Round the “Total Debt LTV at Cut-off,” “Total Debt LTV at Maturity,” “Total Debt U/W NOI Debt Yield,” “Total Debt U/W NCF Debt Yield,” “Total Debt NOI Debt Yield at Maturity” and “Total Debt NCF Debt Yield at Maturity” to the nearest 1/10th of one percent and
(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the “Total Debt LTV at Cut-off” and “Total Debt LTV at Maturity” characteristics.

For each Mortgage Loan that is not a Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through x. above.

Attachment A Page 15 of 16

19.	Using the:
a.	Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads),
b.	Largest Tenant Sq. Ft.,
c.	2nd Largest Tenant Sq. Ft.,
d.	3rd Largest Tenant Sq. Ft.,
e.	4th Largest Tenant Sq. Ft. and
f.	5th Largest Tenant Sq. Ft.

of each mortgaged property (except for the mortgaged properties described in the succeeding paragraphs of this Item 19.), we calculated the:

i.	Major % of Sq. Ft. # 1,
ii.	Major % of Sq. Ft. # 2,
iii.	Major % of Sq. Ft. # 3,
iv.	Major % of Sq. Ft. # 4 and
v.	Major % of Sq. Ft. # 5

of each mortgaged property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the mortgaged properties identified on the Final Data File as:

a.	Atlantic Gardens,
b.	69 Clinton Street and
c.	28 East 13th Street,

each of which has the “General Property Type” as “Mixed Use” and the “Detailed Property Type” as “Multifamily/Retail” (each, a “Mixed Use with Multifamily Mortgaged Property”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate commercial square footage of the related mortgaged property, as shown in the applicable Source Document(s), in place of the “Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads),” to recalculate the:

i.       Major % of Sq. Ft. # 1,

ii.	Major % of Sq. Ft. # 2,
iii.	Major % of Sq. Ft. # 3,
iv.	Major % of Sq. Ft. # 4 and
v.	Major % of Sq. Ft. # 5

of each Mixed Use with Multifamily Mortgage Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each mortgaged property that does not have tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through v. above.

Attachment A Page 16 of 16

20.	Using the:
a.	Master Servicing Fee,
b.	Primary Servicing Fee,
c.	Sub Servicer Fee Rate,
d.	Pari Passu Primary Servicing Fee,
e.	Trustee/Administrator Fee,
f.	CREFC Fee,
g.	Operating Advisor Fee and
h.	EU Reporting Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Dollar General Portfolio

• Massman Ina Portfolio

• Compass Self Storage PA & FL Portfolio

• Texas Marriott & Hilton Portfolio

• Huntsville Self Storage Portfolio

• 69 Clinton & 28 East 13th Street Portfolio

	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• Vie Portfolio • Tulsa Office Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the Whole Loan (as defined in Note 18 of Exhibit 2 to Attachment A) that are stated in the applicable Source Document

• Walgreens - MA & NH	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 27

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report, Lease Agreement or Loan Agreement
City (see Notes 1 and 24)	Appraisal Report, Engineering Report, Phase I Environmental Report or Lease Agreement
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or Lease Agreement
Zip Code (see Note 24)	USPS Internet Site, Appraisal Report, Engineering Report, Phase I Environmental Report or Lease Agreement
General Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Units of Measure	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Net Rentable Square Feet Number (see Note 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Net Rentable Square Feet Securitization Number (see Note 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Units Beds Rooms Number (see Note 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Securitization Number (see Note 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Renovation Cost Schedule
Occupancy	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Exhibit 2 to Attachment A Page 2 of 27

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy As-of Date (see Note 6)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report or Historical Occupancy Certification
Second Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report or Historical Occupancy Certification
Third Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report or Historical Occupancy Certification
Third Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report or Historical Occupancy Certification

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraisal As-of Date (see Note 7)	Appraisal Report or Portfolio Appraisal Report
”As is” Appraisal Value (see Note 7)	Appraisal Report
”As is” Date of Valuation	Appraisal Report
Appraiser Designation (see Note 3)	Appraisal Report
FIRREA Compliant (Yes/No)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Date of Phase II Report (if applicable) (see Note 8)	Phase II Environmental Report
Date of Seismic Report (see Note 9)	Seismic Report
PML/SEL (%) (see Note 9)	Seismic Report
Single Tenant (Yes/No)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel
In Flood Zone (Y/N) (see Note 10)	Insurance Review Document, Engineering Report or http://www.floodmaps.com/zones.htm

Exhibit 2 to Attachment A Page 3 of 27

Insurance Information: (see Note 11)

Characteristic	Source Document(s)

Earthquake Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Terrorism Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Windstorm Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (Y/N) (see Note 8)	Certificate of Environmental Insurance

Major Tenant Information: (see Notes 12 and 13)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Sq Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 27

Historical Financial & Underwriting Information: (see Note 15)

Characteristic	Source Document(s)

Third Most Recent Operating Statements Date	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent NOI ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent Capital Items (see Note 16)	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Operating Statements Date	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent NOI ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent Capital Items (see Note 16)	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent # of Months	Underwriter’s Summary Report
Most Recent Operating Statements Date	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($) (see Note 16)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 16)	Underwriter’s Summary Report
Most Recent Capital Items (see Note 16)	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($) (see Note 16)	Underwriter’s Summary Report
Underwritten NOI ($) (see Note 16)	Underwriter’s Summary Report
Underwritten Reserves ($) (see Note 16)	Underwriter’s Summary Report
Underwritten TI/LC ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report
ADR ($) (see Note 17)	Underwriter’s Summary Report
RevPAR ($) (see Note 17)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 27

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Insurance Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Replacement Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserves ($) (see Note 24)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserves Description (see Note 24)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Tax Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Tax Reserve Springing Condition	Loan Agreement or Loan Modification Agreement
Insurance Reserve Springing Condition	Loan Agreement or Loan Modification Agreement
Replacement Reserve Cap	Loan Agreement or Loan Modification Agreement
Replacement Reserve Springing Condition	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Springing Condition	Loan Agreement or Loan Modification Agreement
Other Reserve Cap	Loan Agreement or Loan Modification Agreement
Other Reserve Springing Condition	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 27

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Tax Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Insurance Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Replacement Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Engineering Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Other Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Earnout/Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement or Loan Modification Agreement
Is Borrower a DST (Delaware Statutory Trust)?	Promissory Note, Loan Agreement or Loan Modification Agreement
Guarantor	Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Environmental Indemnity
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 18)

For all Mortgage Loans:

• Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Non-Trust Pari Passu Original Balance (see Note 18)	Loan Agreement or Loan Modification Agreement
Interest Rate	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (Initial) (see Notes 18, 19, 20 and 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (After IO) (see Notes 18, 19, 20 and 21)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Pari Passu Companion Loan Monthly Debt Service ($) (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Non-Trust Pari Passu Monthly Debt Service Payment (Initial) (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity or ARD Date (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee (see Note 24)	Loan Agreement or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (see Note 26)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 27)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Excess Cash Trap Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Prepayment Provisions (# of payments) (see Notes 28, 29 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 28, 29 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 28, 29 and 32)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment / Defeasance End Date (see Notes 30 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date (see Notes 28, 29, 30 and 34)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance End Date (see Notes 30 and 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 30 and 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 28, 29 and 36)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 37)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepayment or Release Description	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE	Loan Agreement or Loan Modification Agreement
Independent Director (Yes/No)	Loan Agreement or Loan Modification Agreement
Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration	Ground Lease Agreement or Ground Lease Abstract
Ground Lease Extension Terms	Ground Lease Agreement or Ground Lease Abstract
Annual Ground Lease Payment ($)	Ground Lease Agreement, Ground Lease Abstract, Ground Lease Rent Breakdown or Ground Lease Payment Support
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
TIC	Loan Agreement or Loan Modification Agreement
Crossed With Other Loans	Cross-Collateralization Agreement
Existing Additional Sub Debt (Yes/No) (see Note 38)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Existing Additional Sub Debt Description (see Note 38)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Debt Permitted (Yes/No)	Loan Agreement or Loan Modification Agreement
Future Debt Permitted Type	Loan Agreement or Loan Modification Agreement
Future Debt Description	Loan Agreement or Loan Modification Agreement
Substitution Allowed (Yes/No)	Loan Agreement or Loan Modification Agreement
Substitution Description	Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement or Loan Agreement

Exhibit 2 to Attachment A Page 9 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Franchise Flag	Franchise Agreement or Management Agreement
Franchise Agreement Expiration Date (see Note 24)	Franchise Agreement or Management Agreement
Previous Securitization (see Note 39)	Bloomberg Screenshot or Trepp Screenshot

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	Soho Beach House,
b.	Pace Gallery HQ,
c.	Baywood San Mateo,
d.	Atlantic Gardens,
e.	69 Clinton Street,
f.	28 East 13th Street and
g.	161 Court Street,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Exhibit 2 to Attachment A Page 10 of 27

Notes: (continued)

3.	For the purpose of comparing the:
a.	Property Type Code,
b.	Appraiser Designation,
c.	Payment Type Code,
d.	Payment Frequency Code,
e.	Loan Structure Code,
f.	Original Interest Rate Type Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Units of Measure” characteristic as “Sq. Ft.” For each mortgaged property on the Combined Data File that does not have the “Units of Measure” characteristic as “Sq. Ft.,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

5.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for each mortgaged property on the Combined Data File that does not have the “Units of Measure” characteristic as “Sq. Ft.” For each mortgaged property on the Combined Data File with the “Units of Measure” characteristic as “Sq. Ft.,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

6.	For the purpose of comparing the “Occupancy As-of Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year.

For the mortgaged properties on the Combined Data File with the “Single Tenant (Yes/No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy As-of Date” characteristic.

Exhibit 2 to Attachment A Page 11 of 27

Notes: (continued)

7.	For the mortgaged properties on the Combined Data File with the “Appraisal Value As Is / Stabilized” characteristic as “As Stabilized,” “Hypothetical As Is” or “As Complete,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value, both as shown in the applicable Source Document, for the “Appraised Value ($)” and “Appraisal As-of Date” characteristics, respectively.

For the Mortgage Loan identified on the Combined Data File as “Roanoke Crossing Shopping Center” (the “Roanoke Crossing Shopping Center Mortgage Loan”), the appraisal report Source Document contains:

a.	An “As Is” appraised value of $13,900,000 (the “Roanoke Crossing Shopping Center As Is Value”),
b.	A value of the ground lease for the Wendy’s parcel of $1,200,000 (the “Wendy’s Ground Lease Value”),
c.	A value of the ground lease for the Sonic parcel of $1,300,000 (the “Sonic Ground Lease Value”),
d.	A value of the ground lease for the Taco Bueno parcel of $1,500,000 (the “Taco Bueno Ground Lease Value”),
e.	A value of the ground lease for the JP Morgan Chase parcel of $1,800,000 (the “JP Morgan Chase Ground Lease Value”),
f.	A value of the ground lease for the Wachovia (Wells Fargo) parcel of $2,100,000 (the “Wachovia (Wells Fargo) Ground Lease Value”),
g.	A value of the ground lease for the Chili’s parcel of $1,300,000 (the “Chili’s Ground Lease Value”) and
h.	A value of the ground lease for the Just Brakes (Pep Boys) parcel of $1,800,000 (the “Just Brakes (Pep Boys) Ground Lease Value,” collectively with the Wendy’s Ground Lease Value, Sonic Ground Lease Value, Taco Bueno Ground Lease Value, JP Morgan Chase Ground Lease Value, Wachovia (Wells Fargo) Ground Lease Value and Chili’s Ground Lease Value, the “Roanoke Crossing Shopping Center Ground Lease Values”).

For the purpose of comparing the “Appraised Value ($)” and “”As is” Appraisal Value” characteristics for the Roanoke Crossing Shopping Center Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the Roanoke Crossing Shopping Center As Is Value and Roanoke Crossing Shopping Center Ground Lease Values.

For the Mortgage Loan identified on the Combined Data File as “Atlantic Gardens” (the “Atlantic Gardens Mortgage Loan”), the appraisal report Source Document contains:

a.	An “As Is” appraised value of $24,300,000 (the “Atlantic Gardens As Is Value”) and
b.	An “As Is (Air Rights)” appraised value of $3,300,000 (the “Atlantic Gardens Air Rights Value”).

Exhibit 2 to Attachment A Page 12 of 27

Notes: (continued)

7. (continued)

For the purpose of comparing the “Appraised Value ($)” and ““As is” Appraisal Value” characteristics for the Atlantic Gardens Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	The sum of the Atlantic Gardens As Is Value and Atlantic Gardens Air Rights Value for the “Appraised Value ($)” characteristic and
b.	The Atlantic Gardens As Is Value for the “"As is" Appraisal Value” characteristic.

For the Mortgage Loan identified on the Combined Data File as “AC Marriott Downtown Tucson” (the “AC Marriott Downtown Tucson Mortgage Loan”), the appraisal report Source Document contains:

a.	A “Market Value As-Is: Hotel/Parking Garage” appraised value of $39,500,000,
b.	A “Market Value As-Is: Hotel/Parking Garage - Overall Value Conclusion” appraised value of $46,930,000 (the “Hotel/Parking Garage Overall Value”),
c.	A “Market Value As-Is: Retail” appraised value of $9,450,000 and
d.	A “Market Value As-Is: Retail – Overall Value Conclusion” appraised value of $12,490,000 (the “Retail Overall Value”).

For the purpose of comparing the “Appraised Value ($)” and “”As is” Appraisal Value” characteristics for the AC Marriott Downtown Tucson Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the Hotel/Parking Garage Overall Value and Retail Overall Value.

For the Mortgage Loan identified on the Combined Data File as “Rosemont Common Fee” (the “Rosemont Common Fee Mortgage Loan”), the appraisal report Source Document contains:

a.	A “Market Value As-Is” appraised value of $56,200,000,
b.	A “Market Value Assuming Ground Lease” appraised value of $39,400,000 and
c.	A “Land Value Assuming Ground Lease” appraised value of $16,200,000 (the “Rosemont Land Value”).

For the purpose of comparing the “Appraised Value ($)” and “”As is” Appraisal Value” characteristics for the Rosemont Common Fee Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Rosemont Land Value.

Exhibit 2 to Attachment A Page 13 of 27

Notes: (continued)

8.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Phase II Report (if applicable)” characteristic only for mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Seismic Report” and “PML/SEL (%)” characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the “In Flood Zone (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “In Flood Zone (Y/N)” characteristic.

11.	For the purpose of comparing the “Insurance Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

12.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the latest lease expiration date, all as shown in the applicable Source Document(s).

14.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

Exhibit 2 to Attachment A Page 14 of 27

Notes: (continued)

15.	For the purpose of comparing the “Historical Financial & Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $2 or less.

16.	For the purpose of comparing the:
a.	Third Most Recent Expenses ($),
b.	Third Most Recent NOI ($),
c.	Third Most Recent Capital Items,
d.	Second Most Recent Expenses ($),
e.	Second Most Recent NOI ($),
f.	Second Most Recent Capital Items,
g.	Most Recent Expenses ($),
h.	Most Recent NOI ($),
i.	Most Recent Capital Items,
j.	Underwritten Expenses ($),
k.	Underwritten NOI ($) and
l.	Underwritten Reserves ($)

characteristics for each Mortgage Loan and Underlying Property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (collectively, the “Hospitality Properties”) and “Mortgage Loan Seller” characteristic as “JPMCB,” we were instructed by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, to increase the “expenses” and to decrease the applicable “capital items,” “reserves” and “NOI,” as applicable, that are shown in the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown in the underwriter’s summary report Source Document.

17.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for Hospitality Properties. For each Mortgage Loan and Underlying Property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “ADR ($)” and RevPAR ($)” characteristics.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for the Hospitality Properties, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “underwritten” values, as applicable, as shown in the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A Page 15 of 27

Notes: (continued)

18.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A1 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that:
a.	With respect to the ARC Apartments Mortgage Loan, which is a Pari Passu Mortgage Loan, the related Whole Loan (the “ARC Apartments Whole Loan”) also has two Subordinate Loans that will not be assets of the Issuing Entity (the “ARC Apartments Subordinate Loans”),
b.	With respect to the 3 Columbus Circle Mortgage Loan, which is a Pari Passu Mortgage Loan, the related Whole Loan (the “3 Columbus Circle Whole Loan”) also has two B-Notes that will be assets of the Issuing Entity, collectively representing a subordinate interest in the 3 Columbus Circle Mortgage Loan (the “3 Columbus Circle B-Notes”) and
c.	With respect to the Mortgage Loan identified on the Combined Data File as “101 California” (the “101 California Mortgage Loan”), which is a Pari Passu Mortgage Loan, the related Whole Loan (the “101 California Whole Loan”) also has two B-Notes that will not be assets of the Issuing Entity (the “101 California B-Notes”).

For each Whole Loan listed in Table A1, the applicable Source Document or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, as applicable (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), that is listed in the “Data Source” column of Table A1 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to the ARC Apartments Whole Loan, 3 Columbus Circle Whole Loan and 101 California Whole Loan, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s) (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A1.

Exhibit 2 to Attachment A Page 16 of 27

Notes: (continued)

18. (continued)

Table A1:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

3 Columbus Circle	JP Morgan/GACC	Mortgage Loan Companion Loans B Notes	A-1-1, A-2-1 A-1-2, A-1-3, A-1-4, A-1-5, A-1-6, A-1-7, A-1-8, A-2-2, A-2-3, A-2-4, A-2-5 B-1, B-2	Interest Only	Loan Agreement

Saint Louis Galleria	GACC	Mortgage Loan Companion Loans	A-1-A1 A-1-A2, A-1-A3, A-1-A4, A-1-A5, A-2-A1, A-2-A2, A-2-A3, A-2-A4, A-2-A5	Interest Only, then Amortizing	Loan Modification Agreement

3 Park Avenue	Citi	Mortgage Loan Companion Loans	A-3, A-4 A-1, A-2	Interest Only	Loan Modification Agreement

101 California	JP Morgan	Mortgage Loan Companion Loans B-Notes	A-8, A-9 A-1, A-2, A-3, A-4, A-5, A-6, A-7 B-1, B-2	Interest Only	Draft Loan Modification Agreement(1)

Pace Gallery HQ	Citi	Mortgage Loan Companion Loan	A-2 A-1	Interest Only	Loan Modification Agreement

Liberty Station Retail	JP Morgan	Mortgage Loan Companion Loans	A-2 A-1, A-3	Interest Only	Loan Modification Agreement

Vie Portfolio	JP Morgan	Mortgage Loan Companion Loan	A-2 A-1	Interest Only	Loan Modification Agreement

AC Marriott Downtown Tucson	GACC	Mortgage Loan Companion Loan	A-2 A-1	Interest Only, then Amortizing	Loan Modification Agreement

Tulsa Office Portfolio	Citi	Mortgage Loan Companion Loan	A-1 A-2	Amortizing Balloon	Promissory Note

Soho Beach House	Citi	Mortgage Loan Companion Loan	A-1 A-2	Interest Only	Loan Modification Agreement

Atrium Two	GACC	Mortgage Loan Companion Loan	A-1 A-2	Interest Only, then Amortizing	Loan Modification Agreement

ARC Apartments	Citi/GACC	Mortgage Loan Companion Loan Subordinate Loans	A1-A1, A-1B A1-A2 A-2, B	Interest Only	Draft Loan Modification Agreement(1)

(1) The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any draft loan modification agreements as final.

Exhibit 2 to Attachment A Page 17 of 27

Notes: (continued)

18. (continued)

For the avoidance of doubt, with respect to the ARC Apartments Mortgage Loan, 3 Columbus Circle Mortgage Loan and 101 California Mortgage Loan, all references herein to the related Companion Loans exclude the ARC Apartments Subordinate Loans, 3 Columbus Circle B-Notes and 101 California B-Notes, respectively.

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A1 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A1 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A1.

For the purpose of comparing the “Non-Trust Pari Passu Original Balance” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A1 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A1 that are associated with the “Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A1.

For the purpose of comparing the “ Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A1, and all of which have the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and

c.       365/360.

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for the Pari Passu Mortgage Loan with “Amortizing Balloon” listed in the “Amortization Type” column of Table A1 (the “Amortizing Balloon Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

Exhibit 2 to Attachment A Page 18 of 27

Notes: (continued)

18. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for the Amortizing Balloon Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the aggregate original balance of the related Companion Loan(s) to the original balance of the related Whole Loan, all as shown in the applicable Data Source.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for each Pari Passu Mortgage Loan with “Interest Only, then Amortizing” listed in the “Amortization Type” column of Table A1 (the “Partial I/O Pari Passu Mortgage Loans”) (except for the Mortgage Loan identified on the Combined Data File as “Saint Louis Galleria” (the “Saint Louis Galleria Mortgage Loan”), which is described in the succeeding paragraph of this Note 18), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for the Saint Louis Galleria Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly principal and interest payments following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan, as shown on the amortization schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, for the Saint Louis Galleria Mortgage Loan (the “Saint Louis Galleria Mortgage Amortization Schedule”) based on the ratio of the “Original Balance” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the Saint Louis Galleria Mortgage Amortization Schedule.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Partial I/O Pari Passu Mortgage Loan (except for the Saint Louis Galleria Mortgage Loan, which is described in the succeeding paragraph of this Note 18), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the aggregate original balance of the related Companion Loan(s) to the original balance of the related Whole Loan, all as shown in the applicable Data Source.

Exhibit 2 to Attachment A Page 19 of 27

Notes: (continued)

18. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Saint Louis Galleria Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly principal and interest payments following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan, as shown on the Saint Louis Galleria Mortgage Amortization Schedule, based on the ratio of the “Non-Trust Pari Passu Original Balance” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the Saint Louis Galleria Mortgage Amortization Schedule.

For the purpose of comparing the “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristic for each Partial I/O Pari Passu Mortgage Loan, all of which have the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics and “NAP” for the “Non-Trust Pari Passu Original Balance” characteristic.

19.	For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for the Mortgage Loans on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” (the “Interest Only Loans”), all of which have the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and

c.       365/360.

Exhibit 2 to Attachment A Page 20 of 27

Notes: (continued)

20.	For the purpose of comparing the “Monthly Debt Service Payment (Initial)” characteristic for the Mortgage Loans on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, then Amortizing” or “Interest Only, then Amortizing, ARD” (collectively, the “Partial I/O Loans”), all of which have the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment (Initial)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for the Partial I/O Loans (except for the Partial I/O Pari Passu Mortgage Loans, which are described in Note 18 above and the Mortgage Loan identified on the Combined Data File as “Dollar General Portfolio” (the “Dollar General Portfolio Mortgage Loan”), which is described in the succeeding paragraph of this Note 20), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly payment following the expiration of the “Original Interest Only Period (Months),” as shown in the applicable Source Document(s).

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for the Dollar General Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments following the expiration of the “Original Interest Only Period (Months),” as shown on the amortization schedule in the loan modification agreement Source Document for the Dollar General Portfolio Mortgage Loan (the “Dollar General Portfolio Mortgage Amortization Schedule”).

21.	For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for the Mortgage Loans on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon” (except for the Amortizing Balloon Pari Passu Mortgage Loan, which is described in Note 18 above) the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly payment, as shown in the applicable Source Document(s).

22.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and Partial I/O Loan. For each Mortgage Loan that is not an Interest Only Loan or Partial I/O Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

23.	For the purpose of comparing the “Maturity or ARD Date” characteristic for the Mortgage Loans on the Combined Data File with the “ARD Loan (Yes/No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document.

Exhibit 2 to Attachment A Page 21 of 27

Notes: (continued)

24.	For each Mortgage Loan and Underlying Property listed in Table A2, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A2, even though the corresponding information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A2:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Citi	3 Park Avenue	NAP	Assumption Fee	<unable to determine>	$250,000 for 1st, 0.50% thereafter

GACC	AC Marriott Downtown Tucson	NAP	Franchise Agreement Expiration Date	9/1/2047	9/21/2047

GACC	Embassy Suites Scottsdale	NAP	Franchise Agreement Expiration Date	<unable to determine>	12/31/2034

GACC	5202 Ben White	NAP	Other Reserves Description	Condo Assessment Reserve	Seller Renovation Credit (Upfront: 8,184,013.46); Gap Rent Reserve (Upfront: $1,153,321.56); Condo Assessment Reserve (Upfront: $11,798.67; Monthly: $11,798.67)
			Upfront Other Reserves ($)	11,799	9,349,134

Citi	Huntsville Self Storage Portfolio	Mt. Carmel & Bell Factory	City	Huntsville and New Market	Huntsville
			Zip Code	35811 and 35761	35811

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A2 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

Exhibit 2 to Attachment A Page 22 of 27

Notes: (continued)

25.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Combined Data File (except for the 3 Columbus Circle Mortgage Loan, which is described in the succeeding paragraph of this Note 25), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” following the end of the first full interest accrual period, as shown in the applicable Source Document(s).

For the purpose of comparing the “First Payment Date” characteristic for the 3 Columbus Circle Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “4/11/2019” as the “First Payment Date” characteristic, as shown in the loan agreement Source Document.

26.	For the purpose of comparing the “Lockbox” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft – the related borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality and multifamily properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager,
c.	Springing Hard – a lockbox is not currently in place, but the applicable Source Document(s) require the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s),
d.	Springing Soft - a lockbox is not currently in place, but the applicable Source Document(s) require the imposition of a soft lockbox upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s) and
e.	Soft Springing Hard – the related borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default under the applicable Source Document(s) or one or more specified trigger events, at which time the lockbox account converts to a hard lockbox.

27.	For the purpose of comparing the “Cash Management” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the related applicable Source Document(s) with any excess remitted to the related borrower (unless an event of default under the applicable Source Document(s) or one or more specified trigger events have occurred and are outstanding), generally on a daily basis and

Exhibit 2 to Attachment A Page 23 of 27

Notes: (continued)

27. (continued)

b.	Springing – until the occurrence of an event of default under the applicable Source Document(s) or one or more specified trigger events, revenue from the lockbox (if any) is forwarded to an account controlled by the related borrower or is otherwise made available to the related borrower. Upon the occurrence of an event of default or such a trigger event, the applicable Source Document(s) require the related revenue to be forwarded to a cash management account controlled by the lender and the funds are disbursed according to the related applicable Source Document(s).

28.	For the purpose of comparing the:
a.	Prepayment Provisions (# of payments),
b.	Lockout Expiration Date,
c.	Prepayment / Defeasance Begin Date,
d.	Prepayment Lock Out End Date and
e.	Defeasance Option Start Date

characteristics for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Data Source(s)) has been securitized.

29.	For certain Mortgage Loans contributed by JP Morgan, the applicable Source Document(s) contain one of the following defined terms:

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the:

a.	Prepayment Provision (# of payments),
b.	Lockout Expiration Date,
c.	Prepayment / Defeasance Begin Date,
d.	Prepayment Lock Out End Date and
e.	Defeasance Option Start Date

characteristics for the Mortgage Loans which contain either of the defined terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “first Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 24 of 27

Notes: (continued)

30.	For certain Mortgage Loans contributed by GACC, the applicable Source Document(s) contain the following open prepayment description:

Borrower(s) may prepay the entire principal balance of the Note and any other amounts outstanding under the Note, this Agreement, or any of the other Loan Documents, without payment of the Prepayment Fee or any other prepayment premium, penalty or fee, on any Business Day on or after the Open Prepayment Date.

For the purposes of comparing the:

a.	Prepayment Provision (# of Payments),
b.	Prepayment/Defeasance End Date,
c.	Prepayment Lock Out End Date,
d.	Yield Maintenance End Date and
e.	Prepayment Premiums End Date

characteristics for the Mortgage Loans which contain the language above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore “Business Day” in the above description.

31.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance, all as shown in the applicable Source Document(s). For Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

32.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period for Mortgage Loans that allow for defeasance and the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance, all as shown in the applicable Source Document(s). For Mortgage Loans that allow for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

33.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 25 of 27

Notes: (continued)

34.	For the purpose of comparing the “Prepayment Lock Out End Date” characteristic for each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance, all as shown in the applicable Source Document(s). For Mortgage Loans that allow for both defeasance and prepayment with yield maintenance following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

35.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance or allow for defeasance and also permit the Mortgage Loan to be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document(s). For Mortgage Loans that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

36.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for Mortgage Loans that allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period, as shown in the applicable Source Document(s). For Mortgage Loans that do not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

37.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan that can be prepaid with yield maintenance or allows for defeasance and also permits the Mortgage Loan to be prepaid with yield maintenance. For Mortgage Loans that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A Page 26 of 27

Notes: (continued)

38.	For the purpose of comparing the:
a.	Existing Additional Sub Debt (Yes/No) and
b.	Existing Additional Sub Debt Description

characteristics, either:

i.	The loan agreement and/or loan modification agreement Source Documents describe the existence of any additional debt (except for the Mortgage Loan identified on the Combined Data File as “Liberty Station Retail” (the “Liberty Station Retail Mortgage Loan”), which is described in the succeeding paragraph of this Note 38) or
ii.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, mezzanine loan modification agreements, B-notes, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt, or in the case of:
a.	The Saint Louis Galleria Mortgage Loan, an amortization schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (the “Saint Louis Galleria Mezzanine Amortization Schedule”) and
b.	The Dollar General Portfolio Mortgage Loan, an amortization schedule in the mezzanine loan modification agreement Secondary Financing Document (the “Dollar General Portfolio Mezzanine Amortization Schedule”),

each which describe the existence of additional debt.

For the Liberty Station Retail Mortgage Loan, the loan agreement Source Document indicates that there are five subordinate loans associated with the related Mortgage Loan. For the purpose of comparing the “Existing Additional Sub Debt (Yes/No)” and “Existing Additional Sub Debt Description” characteristics for the Liberty Station Retail Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the related subordinate debt has been paid off and instructed us to use “No” for the “Existing Additional Sub Debt (Yes/No)” and “None” for the “Existing Additional Sub Debt Description” characteristics.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement and/or loan modification agreement Source Documents, Saint Louis Galleria Mezzanine Amortization Schedule, Dollar General Portfolio Mezzanine Amortization Schedule or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A Page 27 of 27

Notes: (continued)

38. (continued)

For the purpose of comparing the:

a.       Existing Additional Sub Debt (Yes/No) and

b.       Existing Additional Sub Debt Description

characteristics for each Mortgage Loan with Additional Debt (as defined in Item 14. of Attachment A), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include any related Companion Loan(s).

For each Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraphs of this Note 38), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“No” for the “Existing Additional Sub Debt (Yes/No)” characteristic and
b.	“None” for the “Existing Additional Sub Debt Description” characteristic.

39.	For each Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Originator
Mortgage Loan Seller
Property Flag
# of Properties
Appraisal Value As Is / Stabilized
Earnout/Holdback Description
Loan Purpose
Owner Occupancy > 5%
Sponsor
Confirm Required Repairs are Escrowed at 125% (Yes/No)
Controlling Note (Yes/No)
Sub Serviced (Y/N)
Sub Servicer Name
Sub Servicer Fee Rate
Sub Servicer Cashiering
Master Servicing Fee
Primary Servicing Fee
Trustee/Administrator Fee
Operating Advisor Fee
CREFC Fee
Pari Passu Primary Servicing Fee
EU Reporting Fee
Credit Estimate
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Largest Tenant
Second Largest Tenant
Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Report Period End Actual Balance Amount
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Most Recent Financials Start Date Most Recent Financials End Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.